CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities
Net loss	[1]	$ (3,192,315)	$ (1,230,319)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	[1]	398,605	171,768
Depreciation and amortization	[1]	1,570,593	1,262,108
Bargain purchase gain	[1]		(1,060,794)
Amortization of deferred tax liability	[1]	(68,808)
Amortization of debt discount	[1]	322,947	580,049
Provision for doubtful debts	[1]	161,788
Loss (gain) on foreign exchange transactions	[1]	121,904	(31,704)
Loss on disposal of property and equipment	[1]	294
Change in fair value of derivative liabilities	[1]		(783,735)
Changes in operating assets and liabilities:
Accounts receivable	[1]	157,720	(557,044)
Prepaid expenses and other current assets	[1]	(483,682)	(699,189)
Inventory	[1]	(6,973)	(27,793)
Accounts payable	[1]	334,949	(138,625)
Accrued expenses and other current liabilities	[1]	117,632	290,219
Deferred revenue	[1]	(1,684,719)	833,050
Deferred tax liability	[1]	138,053	84,046
Other non-current liabilities	[1]	(25,147)	22,323
Total adjustments	[1]	1,065,101	(55,321)
Net Cash Used In Operating Activities	[1]	(2,127,213)	(1,285,640)
Cash Flows From Investing Activities
Purchase of intangible assets	[1]	(437,764)	(423,959)
Purchase of equipment	[1]	(233,823)	(636,165)
Sale of equipment	[1]	25,236	3,545
Acquisition of Entrepreneurs Institute	[1]		(800,000)
Cash paid in Matla acquisition	[1]		(1)
Cash acquired in Matla acquisition	[1]		14,759
Purchase of investment in Health360	[1]		(373)
Deposit on investment in UAV	[1]	(516,296)
Net Cash Used In Investing Activities	[1]	(1,162,647)	(1,842,194)
Cash Flows From Financing Activities
Amount due to/from related party	[1]	13,459	48,066
Dividends paid	[1]		(147,557)
Purchase of treasury stock	[1]		(656,513)
Proceeds from sale of treasury stock	[1]		382,630
Proceeds from convertible debt, net of issuance costs	[1]	1,819,145	2,256,178
Convertible debt issuance costs	[1]		(134,151)
Proceeds from equity issuances, net of issuance costs	[1]	2,222,000	2,599,978
Operating lease liability	[1]	(420,675)	(153,437)
Repayments of loans payable	[1]	(551,946)	(218,572)
Net Cash Provided By Financing Activities	[1]	3,081,983	3,976,622
Effect of Exchange Rate Changes on Cash	[1]	(809,067)	(296,582)
Net Increase (Decrease) In Cash	[1]	(1,016,944)	552,206
Cash - Beginning of year	[1]	3,290,095	2,737,889
Cash - End of year	[1]	2,273,151	3,290,095
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for interest	[1]	335,606	266,059
Non-Cash Investing and Financing Activities
Debt Discount For Derivative Liability	[1]		783,735
ROU asset for lease liability	[1]		2,427,176
Treasury stock adjustment	[1]	494,476
Condonation of loan	[1]	400,000
Shares issued for subscription receivable	[1]	915,763	1,125,774
Shares issued in satisfaction of a liability, net of derivative liability (2020: $250,000)	[1]	100,000
Shares issued for the acquisition of Entrepreneur Resorts and Wealth Dynamics		17,798,374
Shares issued for the acquisition of Entrepreneur Resorts and Entrepreneurs Institute	[1]	17,798,374	6,400,000
Shares issued for conversion of convertible notes	[1]	$ 2,664,004
Loan payable for the acquisition of Entrepreneurs Institute	[1]		$ 800,000

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination